Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (79,967)	$ (10,957)	¥ (22,556)	¥ (322,496)
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustments	7,386	1,012	(1,548)	(1,874)
Total Comprehensive loss	(72,581)	(9,945)	(24,104)	(324,370)
Less: Comprehensive loss attributable to noncontrolling interest	(10,763)	(1,475)	(17,697)	(30,845)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	¥ (61,818)	$ (8,470)	¥ (6,407)	¥ (293,525)